INCOME TAXES (Schedule of Components of Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current	$ 14	$ 5	$ (61)
Deferred	847	2,378	1,585
Domestic	847	2,378	1,585
Foreign	14	5	(61)
Taxes on income	$ 861	$ 2,383	$ 1,524